Thrivent Mutual Funds

Supplement to Statement of Additional Information (SAI)

dated February 26, 2010

The information relating to the Officers of Thrivent Mutual Funds on page 27 of the SAI is deleted in its entirety and replaced with the following:

Name, Address and Age	Position with Trust and Length of Service	Principal Occupation During the Past 5 Years
Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 52	President since 2008; previously, Vice President since 2004	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2003

David S. Royal 625 Fourth Avenue South Minneapolis, MN Age 38	Secretary and Chief Legal Officer since 2006 and Chief Compliance Officer since 2010	Vice President and Managing Counsel since 2006 and Investment Company and Investment Adviser Chief Compliance Officer since 2010, Thrivent Financial; Partner, Kirkland & Ellis LLP from 2004 to 2006

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 42	Treasurer and Principal Accounting Officer since 2005	Vice President, Mutual Fund Accounting since 2006; Head of Mutual Fund Accounting, Thrivent Financial from 2005 to 2006; Director, Fund Accounting Administration, Thrivent Financial from 2002 to 2005

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 45	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2004

Karl D. Anderson 625 Fourth Avenue South Minneapolis, MN Age 48	Vice President since 2006	Vice President, Products, Thrivent Financial

Brian W. Picard 4321 North Ballard Road Appleton, WI Age 39	Vice President and Anti-Money Laundering Officer since 2006	Director, Business Control Services, Thrivent Financial since 2006; Manager, Field and Securities Compliance, Thrivent Financial from 2002 to 2006

Mark D. Anema 625 Fourth Avenue South Minneapolis, MN Age 49	Assistant Vice President since 2007	Vice President, Accumulation and Retirement Income Solutions, Thrivent Financial since 2007; Vice President, Strategic Planning, Thrivent Financial from 2004 to 2007

James M. Odland 625 Fourth Avenue South Minneapolis, MN Age 54	Assistant Secretary since 2006	Vice President, Managing Counsel, Thrivent Financial since 2005; Senior Securities Counsel, Allianz Life Insurance Company from January 2005 to August 2005; Vice President and Chief Legal Officer, Woodbury Financial Services, Inc. from 2003 to 2005

John L. Sullivan 625 Fourth Avenue South Minneapolis, MN Age 39	Assistant Secretary since 2007	Senior Counsel, Thrivent Financial since 2007; Senior Counsel, Division of Investment Management of the SEC from 2000 to 2007

  *  *  *

In addition, the information related to David S. Royal on page 57 of the SAI is deleted in its entirety and replaced with the following:

Affiliated Person	Position with Trust	Position with Thrivent Asset Mgt.
David S. Royal	Secretary and Chief Legal Officer, and Chief Compliance Officer	General Counsel and Secretary, and Chief Compliance Officer

The date of this Supplement is May 20, 2010

Please include this Supplement with your SAI

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